                           DEFINED ASSET FUNDS-REGISTERED TRADEMARK-
                           ----------------------------------------------------

                           THE MERRILL LYNCH FUND OF STRIPPED
                           ("ZERO") U.S. TREASURY SECURITIES
                           SERIES C-H AND J-L
                           (UNIT INVESTMENT TRUSTS)

                           -  PORTFOLIO OF "ZERO COUPON" U.S. TREASURY
                              SECURITIES
                           - DESIGNED FOR SAFETY OF CAPITAL AND HIGH YIELD TO MATURITY
                           - UNITS SOLD TO SEPARATE ACCOUNTS TO FUND BENEFITS UNDER VARIABLE LIFE INSURANCE POLICIES

                           -----------------------------------------------------
SPONSOR:                   The Securities and Exchange Commission has not
MERRILL LYNCH,             approved or disapproved these Securities or passed
PIERCE, FENNER & SMITH     upon the adequacy of this prospectus. Any
INCORPORATED               representation to the contrary is a criminal offense.

                           Prospectus dated May 2, 2005.

--------------------------------------------------------------------------------

CONTENTS

                                                              PAGE
                                                              ----
Risk/Return Summary...............................                    3
What You Can Expect From Your Investment..........                    6
  Distributions at Maturity.......................                    6
  Records and Reports.............................                    6
The Risk You Face.................................                    6
  Price Risk......................................                    6
Selling or Exchanging Units.......................                    6
  Sponsor's Secondary Market......................                    6
  Selling Units to the Trustee....................                    6
How The Fund Works................................                    6
  Pricing.........................................                    6
  Evaluations.....................................                    6
  Income..........................................                    7
  Expenses........................................                    7
  Portfolio Changes...............................                    7
  Termination.....................................                    7
  Certificates....................................                    8
  Trust Indenture.................................                    8
  Legal Opinion...................................                    8
  Independent Registered Public Accounting Firm...                    8
  Sponsor.........................................                    9
  Trustee.........................................                    9
  Sponsors's Profits..............................                    9
  Code of Ethics..................................                    9
Taxes.............................................                    9
Supplemental Information..........................                    9
Financial Statements..............................                  D-1

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks safety of capital and high yield to maturity by investing in fixed portfolios primarily of Stripped U.S. Treasury securities.

   Units are offered only to separate accounts to fund the benefits under variable insurance policies issued by Monarch Life Insurance Company, Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York. These Accounts invest in units in accordance with allocation instructions received by policyowners. Accordingly, the interests of a policyowner in the units are subject to the terms of the insurance policy.

   The rights of the Accounts as holders of units should be distinguished from the rights of the policyowners. Please review the accompanying prospectus for the insurance policies, which describes the rights of and risks to policyowners. The term "you" in this Prospectus refers to the Accounts (or the Sponsor if it holds units).

 2. WHAT ARE STRIPPED U.S. TREASURY SECURITIES?
   These are debt obligations directly issued by the U.S. Treasury. They do not make any periodic payments of interest before maturity and are priced at a deep discount from face amount. They pay a fixed amount of principal at maturity.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund consists of 9 separate series, each containing one unit investment trust. Each trust is designated by the year in which its Stripped Treasury securities mature. Each trust also contains an interest-bearing U.S. Treasury note to provide income to pay the trust's expenses.

 - Unlike a mutual fund, the portfolios of these unit investment trusts are not managed.

 - For each 1,000 units purchased, you will receive a total distribution of approximately $1,000 for units held until maturity of the underlying securities in the trust.

 - The securities in the Fund BUT NOT THE FUND OR THE UNITS are backed by the full faith and credit of the United States.

 - 100% of the trusts consist of U.S. Treasury securities.

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates can reduce the value of the units.

 - Since each portfolio is priced at a deep discount from face amount, unit prices may be subject to greater fluctuations in response to changing interest rates. This risk is greater than on debt securities that pay interest currently and decreases with the time to maturity.

 - If units are sold before the underlying securities mature, the sales price may be less, because market prices of the securities before maturity will vary with changes in interest rates and other factors. The Sponsor has determined not to offer any new trusts and may seek to terminate outstanding trusts. Such termination would result in sale of the securities before maturity and recognition of gains or losses.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want safety of capital with a locked-in yield to maturity. You benefit from a portfolio of U.S. government securities with fixed returns and a stated maturity.

   The Fund is NOT appropriate for you if you want current income or a speculative investment that changes to take advantage of market movements.

 6. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and securities are not sold because of market changes. To lock in the yield on the purchase date, a trust holds securities to maturity unless sales are needed to raise cash for redemptions.

 7. HOW DO I BUY UNITS?
   Each Account buys units from the Sponsor. There is no minimum investment.

   Unit price is based on the net asset value of the trust plus the applicable transaction charge shown below. Any principal cash, and any net accrued but undistributed interest on the unit is added to the unit price. An independent evaluator prices the securities at their offer side values at 3:30 p.m. Eastern time each business day. Unit price varies daily with changes in the prices of the securities in the trust.

 8. HOW DO I SELL UNITS?
   An Account may sell units at any time to the Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any fee when you sell your units.

 9. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   Stripped Treasury securities do not pay interest until they mature; consequently, you should not expect any distributions of interest income. When the Stripped Treasury security matures, the proceeds will be distributed to the Accounts. A distribution will be made in cash two business days following the maturity of the Stripped Treasury security.

   The Accounts (not the policyowners) have significant amounts of income attributed to them annually as original issue discount is accrued on the Stripped Treasury securities.

10. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses the Accounts may pay, directly or indirectly, when they invest in the Fund.

   TRANSACTION CHARGES
   The insurance company initially pays a transaction charge to the Sponsor on the units sold to an Account. The insurance company intends to recover this amount through an asset charge. See the accompanying prospectus for the insurance policies for futher information. The transaction charge is based on the remaining years to maturity of the Stripped Treasury security:

                                                              PERCENT OF
                                                                 OFFER
           REMAINING YEARS TO MATURITY                           PRICE
           ---------------------------                        ----------
Less than 2 years.................................                     0.25%
At least 2 years but less than 3 years............                     0.50
At least 3 years but less than 5 years............                     0.75
At least 5 years but less than 8 years............                     1.00
At least 8 years but less than 13 years...........                     1.50
At least 13 years.................................                     1.75

   UNIT PRICE (as of December 31, 2004)

--------------------------------------------------------------------------------

                                     SERIES C             SERIES D  SERIES E  SERIES F  SERIES G
                           -----------------------------  --------  --------  --------  --------
                                       2006                 2007      2008      2009      2010
                                       TRUST               TRUST     TRUST     TRUST     TRUST
                                       -----               -----     -----     -----     -----
Net asset value (based on
offer side
  evaluation of
underlying Securities)               $  998.03            $960.23   $907.72   $871.82   $823.47
Plus transaction charge              $    2.51            $  4.83   $  6.86   $  6.59   $  8.32
                                     ---------            -------   -------   -------   -------
Unit price per 1,000
Units                                $1,000.54            $965.06   $914.58   $878.41   $831.79

--------------------------------------------------------------------------------

                                          SERIES H             SERIES J  SERIES K  SERIES L
                                -----------------------------  --------  --------  --------
                                            2011                 2013      2014      2019
                                            TRUST               TRUST     TRUST     TRUST
                                            -----               -----     -----     -----
Net asset value (based on
offer side
  evaluation of underlying
Securities)                                $792.63             $712.09   $669.43   $493.84
Plus transaction charge                    $  8.01             $ 10.85   $ 10.20   $  8.80
                                           -------             -------   -------   -------
Unit price per 1,000 Units                 $800.64             $722.94   $679.63   $502.64

--------------------------------------------------------------------------------

   TRUSTEE'S ANNUAL OPERATING FEE AND EXPENSES PER $1,000 FACE AMOUNT OF UNDERLYING SECURITIES

--------------------------------------------------------------------------------

                   SERIES C             SERIES D  SERIES E  SERIES F  SERIES G
         -----------------------------  --------  --------  --------  --------
                     2006                 2007      2008      2009      2010
                     TRUST               TRUST     TRUST     TRUST     TRUST
                     -----               -----     -----     -----     -----
                     $0.35               $0.35     $0.35     $0.35     $0.35

--------------------------------------------------------------------------------

Series H  Series J  Series K  Series L
--------  --------  --------  --------
  2011      2013      2014      2019
 TRUST     TRUST     TRUST     TRUST
 -----     -----     -----     -----
 $0.35     $0.35     $0.35     $0.35

--------------------------------------------------------------------------------

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

DISTRIBUTIONS

Each trust normally holds any net income and principal received until the Stripped Treasury security matures. However, the Trustee may distribute any available balances in the Income and Capital Accounts once a year, as instructed by the Sponsor.

RECORDS AND REPORTS

The Accounts receive:

- with any distribution, a statement of income and other payments;
- an annual report on Fund transactions; and
- annual tax information. THIS ALSO IS SENT TO THE IRS.

You will receive audited financial statements of the Fund once a year.

THE RISK YOU FACE

PRICE RISK

Investing involves risks, including the risk that your investment before maturity will decline in value if interest rates rise. Generally, the price of Stripped Treasury securities fluctuates more widely than prices of debt securities that pay interest currently. Also, securities with longer maturities will change in value more than securities with shorter maturities. Of course, we cannot predict how interest rates may change.

SELLING OR EXCHANGING UNITS

SPONSOR'S SECONDARY MARKET

We have agreed to buy back units at their offer side value without any fee or charge. We may resell the units to an Account or to the Trustee.

SELLING UNITS TO THE TRUSTEE

If we fail to maintain a secondary market, an Account can sell units to the Trustee at any time at a price based on the lower bid side evaluation of the securities in the trust. It must deliver instructions to the Trustee (with coordinated delivery or assignment of any outstanding certificates if issued).

Within seven days after receiving a redemption request in proper form, the Trustee will transmit the proceeds as directed by the redemption instructions. An Account may opt to receive securities rather than cash. Contact the Trustee for additional information.

If the trust does not have cash available to pay for units redeemed, the Sponsor will select securities to be sold, based on market and credit factors. These sales could be made at times when the securities would not otherwise be sold and may result in receiving less than the unit par value and also reduce the size of the trust.

Payments for units could be delayed:

  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
  - for any other period permitted by SEC order.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the securities, less expenses, up to, but not including, the settlement date, which is usually the business day after purchase of the unit.

EVALUATIONS

An independent Evaluator values the securities on each business day (excluding

Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas; and the following federal holidays: Columbus Day and Veterans Day). Values are based on current offer prices for the securities or comparable bonds.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid semi-annually. It also benefits when it holds cash for a trust in non-interest bearing accounts. The Trustee may also receive additional amounts:

  - to reimburse the Trustee for the trust's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsor;
  - costs of actions taken to protect a trust and other legal fees and expenses;
  - termination expenses and any governmental charges.

The trusts also pay the Evaluator's fees.

The Trustee's and Evaluator's fees may be adjusted for inflation without investors' approval.

If trust expenses exceed initial estimates, the trust will owe the excess. The Trustee has a lien on trust assets to secure reimbursement of trust expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsor and Trustee are not liable for any default or defect in a security.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep securities in the portfolio even if adverse financial circumstances occur. However, we may sell a security in certain cases if we believe that certain adverse credit or other conditions exist.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which may affect the composition of the portfolio. Units offered in the secondary market may not represent the same face amount of securities that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:

  - diversity of the portfolio;
  - size of the trust relative to its original size;
  - level of trust expenses;
  - yield to maturity;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

TERMINATION

Each trust terminates following the stated maturity or sale of the last security in its portfolio. A trust may also terminate earlier with the consent of investors holding 51% of the units or if its total assets are less than 40% of the face amount of securities deposited. We will decide whether to terminate a trust early based on the same factors used in deciding whether or not to offer units in the secondary market.

When a trust is about to terminate the Account will receive a notice, and it will be unable to sell units of the trust after that time. On or shortly before termination, we will sell any remaining securities, and you will receive your final distribution. Any security that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will bear your share of the expenses associated with termination, including costs in selling securities. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. An Account may transfer certificates by complying with the requirements for redeeming certificates, described above. It can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsor, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsor and the Trustee may amend the Indenture without your consent:

  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsor).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in a trust without your written consent.

The Trustee may resign by notifying the Sponsor. The Sponsor may remove the Trustee without your consent if:

  - it fails to perform its duties and the Sponsor determines that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsor and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsor will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

If the Sponsor fails to perform its duties or becomes bankrupt the Trustee may:

  - remove it and appoint a replacement Sponsor;
  - liquidate the trusts; or
  - continue to act as Trustee without a Sponsor.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsor and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsor, has given an opinion that the units are validly issued.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent registered public accounting firm, audited the Financial Statements included in this Prospectus.

SPONSOR

The Sponsor is:

MERRILL LYNCH, PIERCE, FENNER & SMITH
INCORPORATED (a wholly-owned subsidiary
of Merrill Lynch & Co., Inc.), P.O. Box
9051, Princeton, NJ 08543-9051

The Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer the Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

Bank of New York, Unit Investment Trust Department, 2 Hanson Place, 12th floor, Brooklyn, NY 11217, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

SPONSOR'S PROFITS

Upon the sale of units, the Sponsor receives the transaction charge from an Account (as set out above). The Sponsor also realizes a profit or loss on each deposit of securities in a trust.

In maintaining a secondary market, the Sponsor will also realize profits or sustain losses in the amount of any difference between the prices at which it buys units and the prices at which it resells or redeems those units.

CODE OF ETHICS

The Fund and the Sponsor have each adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on Fund transactions. Subject to certain conditions, the codes permit employees to invest in Fund securities for their own accounts. The codes are designed to prevent fraud, deception and misconduct against the Fund and to provide reasonable standards of conduct. These codes are on file with the Commission and you may obtain a copy by contacting the Commission at the address listed on the back cover of this prospectus.

TAXES

The following discussion relates only to the Accounts as holders of units, and not to policyowners. The separate prospectus for the insurance policies, attached, describes tax consequences to policyowners.

In the opinion of our counsel, under existing law:

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each Stripped Treasury security in the Fund.

The zero coupon bonds will be considered to have been issued at an "original issue discount" for federal income tax purposes. As a result, you will be required to include original issue discount in respect of the zero coupon bonds as it accrues, in accordance with a constant yield method based on a compounding of interest.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the securities that may be in the Fund's portfolio and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

The Sponsor, Trustee and Holders
  of The Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series C (2006 Trust),
  Series D (2007 Trust), Series E (2008 Trust),
  Series F (2009 Trust), Series G (2010 Trust),
  Series H (2011 Trust), Series J (2013 Trust),
  Series K (2014 Trust) and Series L (2019 Trust)
  (the "Funds"):

We have audited the accompanying statements of condition of the Funds, including the portfolios, as of December 31, 2004 and the related statements of operations, changes in net assets and financial highlights for the years ended December 31, 2004, 2003 and 2002. These financial statements and financial highlights are the responsibility of the Trustee's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. Securities owned at December 31, 2004, as shown in such portfolios, were confirmed to us by The Bank of New York, the Trustee. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at December 31, 2004 and the results of their operations, changes in their net assets and their financial highlights for the above-stated years in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
New York, N.Y.
February 18, 2005

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  US TREASURY SECURITIES, SERIES C

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2004

                                                      2006 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                       $  7,228,874
  Other                                                     2,034
                                                     ------------
              Total trust property                      7,230,908
LESS LIABILITY - Other                                      4,370
                                                     ------------
NET ASSETS (Note 2)                                  $  7,226,538
                                                     ============
UNITS OUTSTANDING                                       7,233,826
                                                     ============
UNIT VALUE                                           $    0.99899
                                                     ============

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  US TREASURY SECURITIES, SERIES C

STATEMENTS OF OPERATIONS

                                                                           2006 TRUST
                                                                    YEARS ENDED DECEMBER 31,
                                                              2004            2003           2002
                                                          --------------------------------------------
INVESTMENT INCOME:
  Interest income                                         $      2,297    $      2,616    $      3,097
  Accretion of original issue discount                         384,849         440,197         497,368
  Trustee's fees and expenses                                   (4,813)         (5,698)         (2,110)
                                                          --------------------------------------------
  Net investment income                                        382,333         437,115         498,355
                                                          --------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold or redeemed                   5,854          88,593         158,388
  Unrealized appreciation (depreciation) of investments       (311,189)       (287,012)        252,503
                                                          --------------------------------------------
  Realized and unrealized gain (loss) on investments          (305,335)       (198,419)        410,891
                                                          --------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                         $     76,998    $    238,696    $    909,246
                                                          ============================================

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  US TREASURY SECURITIES, SERIES C

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           2006 TRUST
                                                                    YEARS ENDED DECEMBER 31,
                                                              2004            2003            2002
                                                          --------------------------------------------
OPERATIONS:
  Net investment income                                   $    382,333    $    437,115    $    498,355
  Realized gain on securities sold
    or redeemed                                                  5,854          88,593         158,388
  Unrealized appreciation (depreciation)
    of investments                                            (311,189)       (287,012)        252,503
                                                          --------------------------------------------
  Net increase in net assets resulting
    from operations                                             76,998         238,696         909,246
                                                          --------------------------------------------
CAPITAL SHARE TRANSACTIONS: (Note 3)
  Issuance of additional units                                       -         281,566         687,239
  Redemptions of units                                      (1,309,832)     (1,018,572)     (1,876,324)
                                                          --------------------------------------------
  Net capital share transactions                            (1,309,832)       (737,006)     (1,189,085)
                                                          --------------------------------------------
NET DECREASE IN NET ASSETS                                  (1,232,834)       (498,310)       (279,839)
NET ASSETS AT BEGINNING OF YEAR                              8,459,372       8,957,682       9,237,521
                                                          --------------------------------------------
NET ASSETS AT END OF YEAR                                 $  7,226,538    $  8,459,372    $  8,957,682
                                                          ============================================
UNIT VALUE, END OF YEAR                                   $    0.99899    $    0.98922    $    0.96137
                                                          ============================================
TRUST UNITS OUTSTANDING AT END OF YEAR                       7,233,826       8,551,584       9,317,577
                                                          ============================================

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  US TREASURY SECURITIES, SERIES D

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2004

                                                      2007 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                       $ 11,350,817
  Other                                                     1,114
                                                     ------------
              Total trust property                     11,351,931
LESS LIABILITY - Other                                      2,212
                                                     ------------
NET ASSETS (Note 2)                                  $ 11,349,719
                                                     ============
UNITS OUTSTANDING                                      11,805,165
                                                     ============
UNIT VALUE                                           $    0.96142
                                                     ============

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  US TREASURY SECURITIES, SERIES D

STATEMENTS OF OPERATIONS

                                                                           2007 TRUST
                                                                    YEARS ENDED DECEMBER 31,
                                                              2004            2003            2002
                                                          --------------------------------------------
INVESTMENT INCOME:
  Interest income                                         $      4,319    $      4,834    $      5,156
  Accretion of original issue discount                         695,374         817,606         828,929
  Trustee's fees and expenses                                   (5,845)         (7,479)         (3,710)
                                                          --------------------------------------------
  Net investment income                                        693,848         814,961         830,375
                                                          --------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed                                                320,523         334,889         171,587
  Unrealized appreciation (depreciation)
    of investments                                            (872,037)       (772,678)        678,504
                                                          --------------------------------------------
  Realized and unrealized gain (loss)
    on investments                                            (551,514)       (437,789)        850,091
                                                          --------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                         $    142,334    $    377,172    $  1,680,466
                                                          ============================================

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  US TREASURY SECURITIES, SERIES D

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           2007 TRUST
                                                                    YEARS ENDED DECEMBER 31,
                                                              2004            2003            2002
                                                          --------------------------------------------
OPERATIONS:
  Net investment income                                   $    693,848    $    814,961    $    830,375
  Realized gain on securities sold
    or redeemed                                                320,523         334,889         171,587
  Unrealized appreciation (depreciation)
    of investments                                            (872,037)       (772,678)        678,504
                                                          --------------------------------------------
  Net increase in net assets resulting
    from operations                                            142,334         377,172       1,680,466
                                                          --------------------------------------------
CAPITAL SHARE TRANSACTIONS: (Note 3)
  Issuance of additional units                               1,114,126         105,870       1,824,852
  Redemptions of units                                      (2,762,315)     (1,733,578)     (1,126,590)
                                                          --------------------------------------------
  Net capital share transactions                            (1,648,189)     (1,627,708)        698,262
                                                          --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                       (1,505,855)     (1,250,536)      2,378,728
NET ASSETS AT BEGINNING OF YEAR                             12,855,574      14,106,110      11,727,382
                                                          --------------------------------------------
NET ASSETS AT END OF YEAR                                 $ 11,349,719    $ 12,855,574    $ 14,106,110
                                                          ============================================
UNIT VALUE, END OF YEAR                                   $    0.96142    $    0.94827    $    0.92221
                                                          ============================================
TRUST UNITS OUTSTANDING AT END OF YEAR                      11,805,165      13,556,865      15,295,903
                                                          ============================================

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  US TREASURY SECURITIES, SERIES E

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2004

                                                      2008 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                       $ 16,683,388
  Other                                                    34,161
                                                     ------------
              Total trust property                     16,717,549
LESS LIABILITY - Other                                      2,609
                                                     ------------
NET ASSETS (Note 2)                                  $ 16,714,940
                                                     ============
UNITS OUTSTANDING                                      18,354,092
                                                     ============
UNIT VALUE                                           $    0.91069
                                                     ============

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  US TREASURY SECURITIES, SERIES E

STATEMENTS OF OPERATIONS

                                                                           2008 TRUST
                                                                    YEARS ENDED DECEMBER 31,
                                                              2004            2003            2002
                                                          --------------------------------------------
INVESTMENT INCOME:
  Interest income                                         $      7,328    $      8,485    $      9,224
  Accretion of original issue discount                       1,095,329       1,256,106       1,275,881
  Trustee's fees and expenses                                   (6,876)         (9,973)         (6,237)
                                                          --------------------------------------------
  Net investment income                                      1,095,781       1,254,618       1,278,868
                                                          --------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed                                                450,442         453,466         327,879
  Unrealized appreciation (depreciation)
    of investments                                          (1,175,251)     (1,127,028)      1,328,579
                                                          --------------------------------------------
  Realized and unrealized gain (loss)
    on investments                                            (724,809)       (673,562)      1,656,458
                                                          --------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                         $    370,972    $    581,056    $  2,935,326
                                                          ============================================

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  US TREASURY SECURITIES, SERIES E

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           2008 TRUST
                                                                    YEARS ENDED DECEMBER 31,
                                                              2004            2003            2002
                                                          --------------------------------------------
OPERATIONS:
  Net investment income                                   $  1,095,781    $  1,254,618    $  1,278,868
  Realized gain on securities sold
    or redeemed                                                450,442         453,466         327,879
  Unrealized appreciation (depreciation)
    of investments                                          (1,175,251)     (1,127,028)      1,328,579
                                                          --------------------------------------------
  Net increase in net assets resulting
    from operations                                            370,972         581,056       2,935,326
                                                          --------------------------------------------
CAPITAL SHARE TRANSACTIONS: (Note 3)
  Issuance of additional units                                       -         285,675         366,830
  Redemptions of units                                      (3,142,793)     (2,368,441)     (1,722,177)
                                                          --------------------------------------------
  Net capital share transactions                            (3,142,793)     (2,082,766)     (1,355,347)
                                                          --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                       (2,771,821)     (1,501,710)      1,579,979
NET ASSETS AT BEGINNING OF YEAR                             19,486,761      20,988,471      19,408,492
                                                          --------------------------------------------
NET ASSETS AT END OF YEAR                                 $ 16,714,940    $ 19,486,761    $ 20,988,471
                                                          ============================================
UNIT VALUE, END OF YEAR                                   $    0.91069    $    0.89128    $    0.86615
                                                          ============================================
TRUST UNITS OUTSTANDING AT END OF YEAR                      18,354,092      21,863,722      24,231,803
                                                          ============================================

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  US TREASURY SECURITIES, SERIES F

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2004

                                                      2009 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                       $  6,245,437
  Other                                                     6,394
                                                     ------------
              Total trust property                      6,251,831
LESS LIABILITY - Other                                      1,709
                                                     ------------
NET ASSETS (Note 2)                                  $  6,250,122
                                                     ============
UNITS OUTSTANDING                                       7,153,311
                                                     ============
UNIT VALUE                                           $    0.87374
                                                     ============

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  US TREASURY SECURITIES, SERIES F

STATEMENTS OF OPERATIONS

                                                                           2009 TRUST
                                                                    YEARS ENDED DECEMBER 31,
                                                              2004            2003            2002
                                                          --------------------------------------------
INVESTMENT INCOME:
  Interest income                                         $      2,930    $      3,274    $      4,575
  Accretion of original issue discount                         368,717         423,268         580,850
  Trustee's fees and expenses                                   (4,607)         (6,067)         (3,389)
                                                          --------------------------------------------
  Net investment income                                        367,040         420,475         582,036
                                                          --------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed                                                141,082         327,483         726,063
  Unrealized appreciation (depreciation)
    of investments                                            (322,360)       (507,586)        122,573
                                                          --------------------------------------------
  Realized and unrealized gain (loss)
    on investments                                            (181,278)       (180,103)        848,636
                                                          --------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                         $    185,762    $    240,372    $  1,430,672
                                                          ============================================

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  US TREASURY SECURITIES, SERIES F

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           2009 TRUST
                                                                    YEARS ENDED DECEMBER 31,
                                                              2004            2003            2002
                                                          --------------------------------------------
OPERATIONS:
  Net investment income                                   $    367,040    $    420,475    $    582,036
  Realized gain on securities sold
    or redeemed                                                141,082         327,483         726,063
  Unrealized appreciation (depreciation)
    of investments                                            (322,360)       (507,586)        122,573
                                                          --------------------------------------------
  Net increase in net assets resulting
    from operations                                            185,762         240,372       1,430,672
                                                          --------------------------------------------
CAPITAL SHARE TRANSACTIONS: (Note 3)
  Issuance of additional units                                       -         593,434          98,130
  Redemptions of units                                        (692,257)     (1,377,428)     (3,200,441)
                                                          --------------------------------------------
  Net capital share transactions                              (692,257)       (783,994)     (3,102,311)
                                                          --------------------------------------------
NET DECREASE IN NET ASSETS                                    (506,495)       (543,622)     (1,671,639)
NET ASSETS AT BEGINNING OF YEAR                              6,756,617       7,300,239       8,971,878
                                                          --------------------------------------------
NET ASSETS AT END OF YEAR                                 $  6,250,122    $  6,756,617    $  7,300,239
                                                          ============================================
UNIT VALUE, END OF YEAR                                   $    0.87374    $    0.84879    $    0.82383
                                                          ============================================
TRUST UNITS OUTSTANDING AT END OF YEAR                       7,153,311       7,960,320       8,861,379
                                                          ============================================

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  US TREASURY SECURITIES, SERIES G

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2004

                                                      2010 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                       $  8,688,256
  Other                                                     5,774
                                                     ------------
             Total trust property                       8,694,030
LESS LIABILITY - Other                                      1,951
                                                     ------------
NET ASSETS (Note 2)                                  $  8,692,079
                                                     ============
UNITS OUTSTANDING                                      10,534,807
                                                     ============
UNIT VALUE                                           $    0.82508
                                                     ============

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  US TREASURY SECURITIES, SERIES G

STATEMENTS OF OPERATIONS

                                                                           2010 TRUST
                                                                    YEARS ENDED DECEMBER 31,
                                                              2004            2003            2002
                                                          --------------------------------------------
INVESTMENT INCOME:
  Interest income                                         $      4,167    $      4,302    $      4,346
  Accretion of original issue discount                         366,677         405,668         532,521
  Trustee's fees and expenses                                   (5,328)         (6,608)         (3,735)
                                                          --------------------------------------------
  Net investment income                                        365,516         403,362         533,132
                                                          --------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed                                                 52,772         147,476         609,128
  Unrealized appreciation (depreciation)
    of investments                                             (82,720)       (231,355)        221,123
                                                          --------------------------------------------
  Realized and unrealized gain (loss)
    on investments                                             (29,948)        (83,879)        830,251
                                                          --------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                         $    335,568    $    319,483    $  1,363,383
                                                          ============================================

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  US TREASURY SECURITIES, SERIES G

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           2010 TRUST
                                                                    YEARS ENDED DECEMBER 31,
                                                              2004            2003            2002
                                                          --------------------------------------------
OPERATIONS:
  Net investment income                                   $    365,516    $    403,362    $    533,132
  Realized gain on securities sold
    or redeemed                                                 52,772         147,476         609,128
  Unrealized appreciation (depreciation)
    of investments                                             (82,720)       (231,355)        221,123
                                                          --------------------------------------------
  Net increase in net assets resulting
    from operations                                            335,568         319,483       1,363,383
                                                          --------------------------------------------
CAPITAL SHARE TRANSACTIONS: (Note 3)
  Issuance of additional units                                 276,355       2,140,231       7,543,019
  Redemptions of units                                        (857,763)     (1,669,663)     (9,161,571)
                                                          --------------------------------------------
  Net capital share transactions                              (581,408)        470,568      (1,618,552)
                                                          --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                         (245,840)        790,051        (255,169)
NET ASSETS AT BEGINNING OF YEAR                              8,937,919       8,147,868       8,403,037
                                                          --------------------------------------------
NET ASSETS AT END OF YEAR                                 $  8,692,079    $  8,937,919    $  8,147,868
                                                          ============================================
UNIT VALUE, END OF YEAR                                   $    0.82508    $    0.79357    $    0.76695
                                                          ============================================
TRUST UNITS OUTSTANDING AT END OF YEAR                      10,534,807      11,262,865      10,623,686
                                                          ============================================

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  US TREASURY SECURITIES, SERIES H

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2004

                                                      2011 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                       $  2,506,217
  Other                                                       686
                                                     ------------
              Total trust property                      2,506,903
LESS LIABILITY - Other                                      4,317
                                                     ------------
NET ASSETS (Note 2)                                  $  2,502,586
                                                     ============
UNITS OUTSTANDING                                       3,156,892
                                                     ============
UNIT VALUE                                           $    0.79274
                                                     ============

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  US TREASURY SECURITIES, SERIES H

STATEMENTS OF OPERATIONS

                                                                           2011 TRUST
                                                                    YEARS ENDED DECEMBER 31,
                                                              2004            2003            2002
                                                          --------------------------------------------
INVESTMENT INCOME:
  Interest income                                         $      1,188    $      1,184    $      1,606
  Accretion of original issue discount                         128,864         135,279         183,885
  Trustee's fees and expenses                                   (3,848)         (4,544)         (1,127)
                                                          --------------------------------------------
  Net investment income                                        126,204         131,919         184,364
                                                          --------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed                                                 21,501          22,162         178,859
  Unrealized appreciation (depreciation)
    of investments                                             (36,998)        (66,033)         74,537
                                                          --------------------------------------------
  Realized and unrealized gain (loss)
    on investments                                             (15,497)        (43,871)        253,396
                                                          --------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                         $    110,707    $     88,048    $    437,760
                                                          ============================================

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  US TREASURY SECURITIES, SERIES H

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           2011 TRUST
                                                                    YEARS ENDED DECEMBER 31,
                                                              2004            2003            2002
                                                          --------------------------------------------
OPERATIONS:
  Net investment income                                   $    126,204    $    131,919    $    184,364
  Realized gain on securities sold
    or redeemed                                                 21,501          22,162         178,859
  Unrealized appreciation (depreciation)
    of investments                                             (36,998)        (66,033)         74,537
                                                          --------------------------------------------
  Net increase in net assets resulting
    from operations                                            110,707          88,048         437,760
                                                          --------------------------------------------
CAPITAL SHARE TRANSACTIONS: (Note 3)
  Issuance of additional units                                       -               -         122,153
  Redemptions of units                                        (201,180)       (192,872)     (1,626,807)
                                                          --------------------------------------------
  Net capital share transactions                              (201,180)       (192,872)     (1,504,654)
                                                          --------------------------------------------
NET DECREASE IN NET ASSETS                                     (90,473)       (104,824)     (1,066,894)
NET ASSETS AT BEGINNING OF YEAR                              2,593,059       2,697,883       3,764,777
                                                          --------------------------------------------
NET ASSETS AT END OF YEAR                                 $  2,502,586    $  2,593,059    $  2,697,883
                                                          ============================================
UNIT VALUE, END OF YEAR                                   $    0.79274    $    0.75842    $    0.73329
                                                          ============================================
TRUST UNITS OUTSTANDING AT END OF YEAR                       3,156,892       3,419,012       3,679,171
                                                          ============================================

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  US TREASURY SECURITIES, SERIES J

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2004

                                                      2013 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                       $  1,084,746
  Other                                                       453
                                                     ------------
              Total trust property                      1,085,199
LESS LIABILITY - Other                                      4,360
                                                     ------------
NET ASSETS (Note 2)                                  $  1,080,839
                                                     ============
UNITS OUTSTANDING                                       1,520,648
                                                     ============
UNIT VALUE                                           $    0.71078
                                                     ============

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  US TREASURY SECURITIES, SERIES J

STATEMENTS OF OPERATIONS

                                                                           2013 TRUST
                                                                    YEARS ENDED DECEMBER 31,
                                                              2004            2003            2002
                                                          --------------------------------------------
INVESTMENT INCOME:
  Interest income                                         $        560    $        570    $        828
  Accretion of original issue discount                          53,818          65,263          80,824
  Trustee's fees and expenses                                   (3,591)         (3,008)         (1,249)
                                                          --------------------------------------------
  Net investment income                                         50,787          62,825          80,403
                                                          --------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    sold or redeemed                                                 -         165,831          77,567
  Unrealized appreciation (depreciation)
    of investments                                               8,509        (174,682)        106,082
                                                          --------------------------------------------
  Realized and unrealized gain (loss)
    on investments                                               8,509          (8,851)        183,649
                                                          --------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                         $     59,296    $     53,974    $    264,052
                                                          ============================================

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  US TREASURY SECURITIES, SERIES J

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           2013 TRUST
                                                                    YEARS ENDED DECEMBER 31,
                                                              2004            2003            2002
                                                          --------------------------------------------
OPERATIONS:
  Net investment income                                   $     50,787    $     62,825    $     80,403
  Realized gain on securities sold
    sold or redeemed                                                 -         165,831          77,567
  Unrealized appreciation (depreciation)
    of investments                                               8,509        (174,682)        106,082
                                                          --------------------------------------------
  Net increase in net assets resulting
    from operations                                             59,296          53,974         264,052
                                                          --------------------------------------------
CAPITAL SHARE TRANSACTIONS: (Note 3)
  Issuance of additional units                                       -         168,778         196,510
  Redemptions of units                                               -        (595,784)       (344,820)
                                                          --------------------------------------------
  Net capital share transactions                                     -        (427,006)       (148,310)
                                                          --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                           59,296        (373,032)        115,742
NET ASSETS AT BEGINNING OF YEAR                              1,021,543       1,394,575       1,278,833
                                                          --------------------------------------------
NET ASSETS AT END OF YEAR                                 $  1,080,839    $  1,021,543    $  1,394,575
                                                          ============================================
UNIT VALUE, END OF YEAR                                   $    0.71078    $    0.67178    $    0.65262
                                                          ============================================
TRUST UNITS OUTSTANDING AT END OF YEAR                       1,520,648       1,520,648       2,136,887
                                                          ============================================

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  US TREASURY SECURITIES, SERIES K

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2004

                                                      2014 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                       $ 10,775,541
  Other                                                    31,004
                                                     ------------
              Total trust property                     10,806,545
LESS LIABILITY - Other                                      2,354
                                                     ------------
NET ASSETS (Note 2)                                  $ 10,804,191
                                                     ============
UNITS OUTSTANDING                                      16,066,738
                                                     ============
UNIT VALUE                                           $    0.67246
                                                     ============

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  US TREASURY SECURITIES, SERIES K

STATEMENTS OF OPERATIONS

                                                                           2014 TRUST
                                                                    YEARS ENDED DECEMBER 31,
                                                              2004            2003            2002
                                                          --------------------------------------------
INVESTMENT INCOME:
  Interest income                                         $      5,911    $      6,866    $      8,728
  Accretion of original issue discount                         545,360         646,213         782,191
  Trustee's fees and expenses                                   (6,225)         (8,899)         (5,843)
                                                          --------------------------------------------
  Net investment income                                        545,046         644,180         785,076
                                                          --------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain / loss on securities
    sold or redeemed                                            20,020         277,338        (231,261)
  Unrealized appreciation (depreciation)
    of investments                                             148,114        (456,071)      1,921,934
                                                          --------------------------------------------
  Realized and unrealized gain (loss)
    on investments                                             168,134        (178,733)      1,690,673
                                                          --------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                         $    713,180    $    465,447    $  2,475,749
                                                          ============================================

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  US TREASURY SECURITIES, SERIES K

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           2014 TRUST
                                                                    YEARS ENDED DECEMBER 31,
                                                              2004            2003            2002
                                                          --------------------------------------------
OPERATIONS:
  Net investment income                                   $    545,046    $    644,180    $    785,076
  Realized gain / loss on securities
    sold or redeemed                                            20,020         277,338        (231,261)
  Unrealized appreciation (depreciation)
    of investments                                             148,114        (456,071)      1,921,934
                                                          --------------------------------------------
  Net increase in net assets resulting
    from operations                                            713,180         465,447       2,475,749
                                                          --------------------------------------------
CAPITAL SHARE TRANSACTIONS: (Note 3)
  Redemptions of units                                        (819,210)     (3,209,436)     (3,931,298)
                                                          --------------------------------------------
  Net capital share transactions                              (819,210)     (3,209,436)     (3,931,298)
                                                          --------------------------------------------
NET DECREASE IN NET ASSETS                                    (106,030)     (2,743,989)     (1,455,549)
NET ASSETS AT BEGINNING OF YEAR                             10,910,221      13,654,210      15,109,759
                                                          --------------------------------------------
NET ASSETS AT END OF YEAR                                 $ 10,804,191    $ 10,910,221    $ 13,654,210
                                                          ============================================
UNIT VALUE, END OF YEAR                                   $    0.67246    $    0.62812    $    0.60458
                                                          ============================================
TRUST UNITS OUTSTANDING AT END OF YEAR                      16,066,738      17,369,611      22,584,706
                                                          ============================================

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  US TREASURY SECURITIES, SERIES L

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2004

                                                          2019 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                           $  2,931,738
  Other                                                         2,031
                                                         ------------
              Total trust property                          2,933,769
LESS LIABILITY - Other                                          5,332
                                                         ------------
NET ASSETS (Note 2)                                      $  2,928,437
                                                         ============
UNITS OUTSTANDING                                           5,921,912
                                                         ============
UNIT VALUE                                               $    0.49451
                                                         ============

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  US TREASURY SECURITIES, SERIES L

STATEMENTS OF OPERATIONS

                                                                      2019 TRUST
                                                               YEARS ENDED DECEMBER 31,
                                                            2004         2003         2002
                                                         ------------------------------------
INVESTMENT INCOME:
  Interest income                                        $    1,983   $    1,527   $    1,281
  Accretion of original issue discount                      131,955      107,228      128,210
  Trustee's fees and expenses                                (4,502)      (4,763)      (1,461)
                                                         ------------------------------------
  Net investment income                                     129,436      103,992      128,030
                                                         ------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain / loss on securities
    sold or redeemed                                        (39,183)      32,281      (58,538)
  Unrealized appreciation (depreciation)
    of investments                                          147,398      (27,634)     210,579
                                                         ------------------------------------
  Realized and unrealized gain on
    investments                                             108,215        4,647      152,041
                                                         ------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                        $  237,651   $  108,639   $  280,071
                                                         ====================================

                       See Notes to Financial Statements.

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  US TREASURY SECURITIES, SERIES L

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         2019 TRUST
                                                                  YEARS ENDED DECEMBER 31,
                                                             2004           2003           2002
                                                         ------------------------------------------
OPERATIONS:
  Net investment income                                  $    129,436   $    103,992   $    128,030
  Realized gain / loss on securities
    sold or redeemed                                          (39,183)        32,281        (58,538)
  Unrealized appreciation (depreciation)
    of investments                                            147,398        (27,634)       210,579
                                                         ------------------------------------------
  Net increase in net assets resulting
    from operations                                           237,651        108,639        280,071
                                                         ------------------------------------------
CAPITAL SHARE TRANSACTIONS: (Note 3)
  Issuance of additional units                                388,137      2,350,083              -
  Redemptions of units                                       (335,343)      (810,913)    (2,331,257)
                                                         ------------------------------------------
  Net capital share transactions                               52,794      1,539,170     (2,331,257)
                                                         ------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                         290,445      1,647,809     (2,051,186)
NET ASSETS AT BEGINNING OF YEAR                             2,637,992        990,183      3,041,369
                                                         ------------------------------------------
NET ASSETS AT END OF YEAR                                $  2,928,437   $  2,637,992   $    990,183
                                                         ==========================================
UNIT VALUE, END OF YEAR                                  $    0.49451   $    0.44463   $    0.43108
                                                         ==========================================
TRUST UNITS OUTSTANDING AT END OF YEAR                      5,921,912      5,933,027      2,296,966
                                                         ==========================================

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS

     1.   SIGNIFICANT ACCOUNTING POLICIES

          The Funds are registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

          (a) Securities are stated at value as determined by the independent Evaluator based on bid side evaluations for the securities.

          (b) Cost of securities is based on offering side evaluations for the securities at Dates of Deposit. Cost of securities subsequent to such dates has been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities. Realized gains and losses on sales of securities are determined using the first-in, first-out cost basis.

          (c) The Funds are not subject to income taxes. Accordingly, no provision for such taxes is required.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS

2.   NET ASSETS, DECEMBER 31, 2004

          Series C (2006 Trust)

          Cost of 7,233,826 units at Date of Deposit               $     2,235,865
          Less sales charge                                                 39,127
                                                                   ---------------
          Net amount applicable to Holders                               2,196,738
          Realized gain on securities sold or redeemed                   2,169,103
          Net unrealized appreciation of investments                       319,392
          Redemptions of units - redemption amounts less
            net cost of units redeemed                                     544,772
          Undistributed net investment income                            1,996,533
                                                                   ---------------
          Net assets                                               $     7,226,538
                                                                   ===============

          Series D (2007 Trust)

          Cost of 11,805,165 units at Date of Deposit              $     2,507,687
          Less sales charge                                                 50,154
                                                                   ---------------
          Net amount applicable to Holders                               2,457,533
          Realized gain on securities sold or redeemed                   6,155,260
          Net unrealized appreciation of investments                       783,657
          Redemptions of units - redemption amounts less
            net cost of units redeemed                                  (1,640,428)
          Undistributed net investment income                            3,593,697
                                                                   ---------------
          Net assets                                               $    11,349,719
                                                                   ===============

          Series E (2008 Trust)

          Cost of 18,354,092 units at Date of Deposit              $     3,692,085
          Less sales charge                                                 73,842
                                                                   ---------------
          Net amount applicable to Holders                               3,618,243
          Realized gain on securities sold or redeemed                  12,793,609
          Net unrealized appreciation of investments                     2,096,059
          Redemptions of units - redemption amounts less
            net cost of units redeemed                                  (9,704,500)
          Undistributed net investment income                            7,911,529
                                                                   ---------------
          Net assets                                               $    16,714,940
                                                                   ===============

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS

2.   NET ASSETS, DECEMBER 31, 2004 (continued)

          Series F (2009 Trust)

          Cost of 7,153,311 units at Date of Deposit               $     1,580,596
          Less sales charge                                                 15,806
                                                                   ---------------
          Net amount applicable to Holders                               1,564,790
          Realized gain on securities sold or redeemed                   1,733,359
          Net unrealized appreciation of investments                       830,962
          Redemptions of units - redemption amounts less
            net cost of units redeemed                                    (465,159)
          Undistributed net investment income                            2,586,170
                                                                   ---------------
          Net assets                                               $     6,250,122
                                                                   ===============
          Series G (2010 Trust)

          Cost of 10,534,807 units at Date of Deposit              $     3,188,787
          Less sales charge                                                 63,776
                                                                   ---------------
          Net amount applicable to Holders                               3,125,011
          Realized gain on securities sold or redeemed                   4,156,289
          Net unrealized appreciation of investments                       315,928
          Redemptions of units - redemption amounts less
            net cost of units redeemed                                     354,730
          Undistributed net investment income                              740,121
                                                                   ---------------
          Net assets                                               $     8,692,079
                                                                   ===============

          Series H (2011 Trust)

          Cost of 3,156,892 units at Date of Deposit               $       841,817
          Less sales charge                                                 16,836
                                                                   ---------------
          Net amount applicable to Holders                                 824,981
          Realized gain on securities sold or redeemed                     957,524
          Net unrealized appreciation of investments                       320,147
          Redemptions of units - redemption amounts less
            net cost of units redeemed                                     (91,691)
          Undistributed net investment income                              491,625
                                                                   ---------------
          Net assets                                               $     2,502,586
                                                                   ===============

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS

2.   NET ASSETS, DECEMBER 31, 2004 (continued)

          Series J (2013 Trust)

          Cost of 1,520,648 units at Date of Deposit               $       414,745
          Less sales charge                                                  8,295
                                                                   ---------------
          Net amount applicable to Holders                                 406,450
          Realized gain on securities sold or redeemed                     359,671
          Net unrealized appreciation of investments                       148,103
          Redemptions of units - redemption amounts less
            net cost of units redeemed                                    (103,119)
          Undistributed net investment income                              269,734
                                                                   ---------------
          Net assets                                               $     1,080,839
                                                                   ===============

          Series K (2014 Trust)

          Cost of 16,066,738 units at Date of Deposit              $     5,071,914
          Less sales charge                                                101,438
                                                                   ---------------
          Net amount applicable to Holders                               4,970,476
          Realized gain on securities sold or redeemed                   3,158,085
          Net unrealized appreciation of investments                     1,474,736
          Redemptions of units - redemption amounts less
            net cost of units redeemed                                  (1,460,299)
          Undistributed net investment income                            2,661,193
                                                                   ---------------
          Net assets                                               $    10,804,191
                                                                   ===============

          Series L (2019 Trust)

          Cost of 5,921,912 units at Date of Deposit               $     1,918,499
          Less sales charge                                                 38,274
                                                                   ---------------
          Net amount applicable to Holders                               1,880,225
          Realized gain on securities sold or redeemed                     306,686
          Net unrealized appreciation of investments                       184,916
          Redemptions of units - redemption amounts less
            net cost of units redeemed                                     405,142
          Undistributed net investment income                              151,468
                                                                   ---------------
          Net assets                                               $     2,928,437
                                                                   ===============

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS

3.   CAPITAL SHARE TRANSACTIONS

     Additional units were issued as follows:

SERIES     TRUST        2004           2003           2002
  C         2006              -        288,936        746,800
  D         2007      1,162,546        113,787      2,176,201
  E         2008              -        325,305        471,327
  F         2009              -        715,890        124,841
  G         2010        332,713      2,761,442     10,956,031
  H         2011              -              -        235,078
  J         2013              -        256,249        351,342
  K         2014              -              -              -
  L         2019        786,692      5,491,685              -

     Units were redeemed as follows:

SERIES     TRUST        2004           2003           2002
  C         2006      1,317,758      1,054,929      2,109,023
  D         2007      2,914,246      1,852,825      1,319,587
  E         2008      3,509,630      2,693,386      2,162,395
  F         2009        807,009      1,616,949      4,046,350
  G         2010      1,060,771      2,122,263     13,271,932
  H         2011        262,120        260,159      2,609,030
  J         2013              -        872,488        586,234
  K         2014      1,302,873      5,215,095      7,772,933
  L         2019        797,807      1,855,624      6,194,482

     Units may be redeemed at the office of the Trustee upon tender thereof, generally on any business day or, in the case of un-certificated units, upon delivery of a request for redemption and payment of any relevant tax. The Trustee will redeem units either in cash or in kind at the option of the Holder as specified in writing to the Trustee.

4.   INCOME TAXES

     All items of income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the holders, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the United States Internal Revenue Code.

     At December 31, 2004, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Trust's portfolio.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS

5.   DISTRIBUTIONS

     It is anticipated that each Trust will not make any distributions until the first business day following the maturity of its holdings in the Stripped Treasury Securities which are non-interest-bearing.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

PORTFOLIOS
AS OF DECEMBER 31, 2004

            PORTFOLIO NO.                                                          ADJUSTED
            AND TITLE OF                INTEREST                      FACE           COST          VALUE
             SECURITIES                   RATE      MATURITIES       AMOUNT        (NOTE A)       (NOTE A)
-------------------------------------   --------    ----------    ------------   ------------   ------------
Series C (2006 Trust)

  1 Stripped Treasury
    Securities (Note B)                     0.00%    02/15/06     $  7,415,000   $  6,880,906   $  7,203,963

  2 U.S. Treasury Bonds                    9.375     02/15/06           23,200         28,576         24,911
                                                                  ------------   ------------   ------------
    Total                                                         $  7,438,200   $  6,909,482   $  7,228,874
                                                                  ============   ============   ============
Series D (2007 Trust)

  1 Stripped Treasury
    Securities (Note B)                     0.00%    02/15/07     $ 12,036,000   $ 10,517,814   $ 11,306,109

  2 U.S. Treasury Bonds                    9.375     02/15/06           41,637         49,346         44,708
                                                                  ------------   ------------   ------------
    Total                                                         $ 12,077,637   $ 10,567,160   $ 11,350,817
                                                                  ============   ============   ============
Series E (2008 Trust)

  1 Stripped Treasury
    Securities (Note B)                     0.00%    02/15/08     $ 18,327,000   $ 14,502,997   $ 16,604,317

  2 U.S. Treasury Bonds                    9.375     02/15/06           73,640         84,332         79,071
                                                                  ------------   ------------   ------------
    Total                                                         $ 18,400,640   $ 14,587,329   $ 16,683,388
                                                                  ============   ============   ============

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

PORTFOLIOS
AS OF DECEMBER 31, 2004

            PORTFOLIO NO.                                                          ADJUSTED
            AND TITLE OF                INTEREST                      FACE           COST          VALUE
             SECURITIES                   RATE      MATURITIES       AMOUNT        (NOTE A)       (NOTE A)
-------------------------------------   --------    ----------    ------------   ------------   ------------
Series F (2009 Trust)

  1 Stripped Treasury
    Securities (Note B)                     0.00%    02/15/09     $  7,157,000   $  5,378,763   $  6,212,770

  2 U.S. Treasury Bonds                    9.375     02/15/06           30,423         35,712         32,667
                                                                  ------------   ------------   ------------
    Total                                                         $  7,187,423   $  5,414,475   $  6,245,437
                                                                  ============   ============   ============
Series G (2010 Trust)

  1 Stripped Treasury
    Securities (Note B)                     0.00%    02/15/10     $ 10,412,000   $  8,320,732   $  8,641,960

  2 U.S. Treasury Bonds                    9.375     02/15/06           43,116         51,596         46,296
                                                                  ------------   ------------   ------------
    Total                                                         $ 10,455,116   $  8,372,328   $  8,688,256
                                                                  ============   ============   ============
Series H (2011 Trust)

  1 Stripped Treasury
    Securities (Note B)                     0.00%    02/15/11     $  3,159,000   $  2,171,577   $  2,492,735

  2 U.S. Treasury Bonds                    9.375     02/15/06           12,556         14,493         13,482
                                                                  ------------   ------------   ------------
    Total                                                         $  3,171,556   $  2,186,070   $  2,506,217
                                                                  ============   ============   ============

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

PORTFOLIOS
AS OF DECEMBER 31, 2004

            PORTFOLIO NO.                                                          ADJUSTED
            AND TITLE OF                INTEREST                      FACE           COST          VALUE
             SECURITIES                   RATE      MATURITIES       AMOUNT        (NOTE A)       (NOTE A)
-------------------------------------   --------    ----------    ------------   ------------   ------------
Series J (2013 Trust)

  1 Stripped Treasury
    Securities (Note B)                     0.00%    02/15/13     $  1,513,000   $    929,602   $  1,078,299

  2 U.S. Treasury Bonds                   10.375     11/15/12 (c)        5,399          7,041          6,447
                                                                  ------------   ------------   ------------
    Total                                                         $  1,518,399   $    936,643   $  1,084,746
                                                                  ============   ============   ============
Series K (2014 Trust)

  1 Stripped Treasury
    Securities (Note B)                     0.00%    02/15/14     $ 15,832,000   $  9,220,942   $ 10,695,387

  2 U.S. Treasury Bonds                    11.25     02/15/15           50,931         79,863         80,154
                                                                  ------------   ------------   ------------
    Total                                                         $ 15,882,931   $  9,300,805   $ 10,775,541
                                                                  ============   ============   ============
Series L (2019 Trust)

  1 Stripped Treasury
    Securities (Note B)                     0.00%    02/15/19     $  5,743,000   $  2,713,505   $  2,898,492

  2 U.S. Treasury Bonds                    8.875     02/15/19           23,079         33,317         33,246
                                                                  ------------   ------------   ------------
    Total                                                         $  5,766,079   $  2,746,822   $  2,931,738
                                                                  ============   ============   ============

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO PORTFOLIOS
AS OF DECEMBER 31, 2004

Note A -  See Note 1 to Financial Statements

Note B - Stripped Treasury Securities consist of one or more of the following types of securities: (a) U.S. Treasury debt obligations which have been stripped of their remaining interest coupons, (b) interest coupons which have been stripped from U.S Treasury debt obligations, and (c) receipts or certificates for underlying stripped U.S. Treasury debt obligations. The receipts or certificates evidence ownership of future interest or principal payments on U.S. Treasury notes or bonds. The receipts or certificates are issued in registered form by a major bank, which acts as custodian and nominal holder of the underlying stripped U.S. Treasury debt obligation. The Stripped Treasury Securities are payable in full at maturity at their stated maturity amount and are not subject to redemption prior to maturity. The Stripped Treasury Securities do not make any periodic payments of interest.

Note C -  Callable at par commencing 11/15/07.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES C - L
FINANCIAL HIGHLIGHTS

December 31, 2004

                                                   2006           2007           2008           2009           2010
                                                  TRUST          TRUST          TRUST          TRUST          TRUST
                                                ----------     ----------     ----------     ----------     ----------
Per Unit Operating Performance:
Net asset value, Beginning
of period                                       $  0.98922     $  0.94827     $  0.89128     $  0.84879     $  0.79357
                                                ----------------------------------------------------------------------
Operating profit                                   0.05095        0.05394        0.05620        0.05021        0.03407
Expense                                           (0.00063)      (0.00045)      (0.00035)      (0.00062)      (0.00049)
                                                ----------------------------------------------------------------------
Net investment income                              0.05032        0.05349        0.05585        0.04959        0.03358
Realized and unrealized gain
(loss) on investments                             (0.04018)      (0.04252)      (0.03694)      (0.02449)      (0.00275)
                                                ----------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations                   0.01014        0.01097        0.01891        0.02510        0.03083
                                                ----------------------------------------------------------------------
Net capital share transactions                    (0.00037)       0.00218        0.00050       (0.00015)       0.00068
                                                ----------------------------------------------------------------------
Net asset value, end of period                     0.99899        0.96142        0.91069        0.87374        0.82508
                                                ======================================================================
Total Return                                          1.02%          1.15%          2.10%          2.92%          3.81%

Ratio to average net assets:
  Expense                                            -0.06%         -0.05%         -0.04%         -0.07%         -0.06%
  Net investment income                               5.06%          5.60%          6.21%          5.76%          4.15%

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES C-L
FINANCIAL HIGHLIGHTS

DECEMBER 31, 2004

                                                   2011           2013           2014           2019
                                                  TRUST          TRUST          TRUST          TRUST
                                                ----------     ----------     ----------     ----------
Per Unit Operating Performance:
Net asset value, Beginning
of period                                       $  0.75842     $  0.67178     $  0.62812     $  0.44463
                                                -------------------------------------------------------
Operating profit                                   0.04068        0.03576        0.03317        0.02382
Expense                                           (0.00120)      (0.00236)      (0.00037)      (0.00080)
                                                -------------------------------------------------------
Net investment income                              0.03948        0.03340        0.03280        0.02302
Realized and unrealized gain
(loss) on investments                             (0.00485)       0.00560        0.01012        0.01924
                                                -------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations                   0.03463        0.03900        0.04292        0.04226
                                                -------------------------------------------------------
Net capital share transactions                    (0.00031)       0.00000        0.00142        0.00762
                                                -------------------------------------------------------
Net asset value, end of period                     0.79274        0.71078        0.67246        0.49451
                                                =======================================================
Total Return                                          4.46%          5.65%          6.64%          9.07%

Ratio to average net assets:
  Expense                                            -0.16%         -0.34%         -0.06%         -0.17%
  Net investment income                               5.08%          4.84%          5.08%          4.94%

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES C - L
FINANCIAL HIGHLIGHTS

December 31, 2003

                                                   2006           2007           2008           2009           2010
                                                  TRUST          TRUST          TRUST          TRUST          TRUST
                                                ----------     ----------     ----------     ----------     ----------
Per Unit Operating Performance:
Net asset value, Beginning
of period                                       $  0.96137     $  0.92221     $  0.86615     $  0.82383     $  0.76695
                                                ----------------------------------------------------------------------
Operating profit                                   0.05214        0.05736        0.05537        0.05083        0.03677
Expense                                           (0.00066)      (0.00052)      (0.00044)      (0.00072)      (0.00059)
                                                ----------------------------------------------------------------------
Net investment income                              0.05148        0.05684        0.05493        0.05011        0.03618
Realized and unrealized gain
(loss) on investments                             (0.02336)      (0.03054)      (0.02949)      (0.02146)      (0.00752)
                                                ----------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations                   0.02812        0.02630        0.02544        0.02865        0.02866
                                                ----------------------------------------------------------------------
Net capital share transactions                    (0.00027)      (0.00024)      (0.00031)      (0.00369)      (0.00204)
                                                ----------------------------------------------------------------------
Net asset value, end of period                     0.98922        0.94827        0.89128        0.84879        0.79357
                                                ======================================================================
Total Return                                          2.86%          2.81%          2.90%          3.42%          3.62%

Ratio to average net assets:
  Expense                                            -0.07%         -0.06%         -0.05%         -0.09%         -0.07%
  Net investment income                               5.24%          6.08%          6.26%          5.97%          4.58%

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES C - L
FINANCIAL HIGHLIGHTS

December 31, 2003

                                                   2011           2013           2014           2019
                                                  TRUST          TRUST          TRUST          TRUST
                                                ----------     ----------     ----------     ----------
Per Unit Operating Performance:
Net asset value, Beginning
of period                                       $  0.73329     $  0.65262     $  0.60458     $  0.43108
                                                -------------------------------------------------------
Operating profit                                   0.03906        0.04257        0.03395        0.02438
Expense                                           (0.00130)      (0.00195)      (0.00047)      (0.00107)
                                                -------------------------------------------------------
Net investment income                              0.03776        0.04062        0.03348        0.02331
Realized and unrealized gain
(loss) on investments                             (0.01256)      (0.00572)      (0.00929)       0.00104
                                                -------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations                   0.02520        0.03490        0.02419        0.02435
                                                -------------------------------------------------------
Net capital share transactions                    (0.00007)      (0.01574)      (0.00065)      (0.01080)
                                                -------------------------------------------------------
Net asset value, end of period                     0.75842        0.67178        0.62812        0.44463
                                                =======================================================
Total Return                                          3.35%          5.15%          3.89%          5.54%

Ratio to average net assets:
  Expense                                            -0.17%         -0.29%         -0.07%         -0.24%
  Net investment income                               5.03%          6.07%          5.38%          5.30%

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES C - L
FINANCIAL HIGHLIGHTS

December 31, 2002

                                                   2006           2007           2008           2009           2010
                                                  TRUST          TRUST          TRUST          TRUST          TRUST
                                                ----------     ----------     ----------     ----------     ----------
Per Unit Operating Performance:
Net asset value, Beginning
of period                                       $  0.86495     $  0.81219     $  0.74870     $  0.70187     $  0.64941
                                                ----------------------------------------------------------------------
Operating profit                                   0.05092        0.05435        0.05091        0.04832        0.04510
Expense                                           (0.00021)      (0.00024)      (0.00025)      (0.00028)      (0.00031)
                                                ----------------------------------------------------------------------
Net investment income                              0.05071        0.05411        0.05066        0.04804        0.04479
Realized and unrealized gain
(loss) on investments                              0.04180        0.05539        0.06562        0.07005        0.06974
                                                ----------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations                   0.09251        0.10950        0.11628        0.11809        0.11453
                                                ----------------------------------------------------------------------
Net capital share transactions                     0.00391        0.00052        0.00117        0.00387        0.00301
                                                ----------------------------------------------------------------------
Net asset value, end of period                     0.96137        0.92221        0.86615        0.82383        0.76695
                                                ======================================================================
Total Return                                         10.18%         12.75%         14.57%         15.77%         16.48%

Ratio to average net assets:
  Expense                                            -0.03%         -0.03%         -0.03%         -0.04%         -0.05%
  Net investment income                               5.58%          6.30%          6.35%          6.42%          6.44%

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES C - L
FINANCIAL HIGHLIGHTS

December 31, 2002

                                                   2011           2013           2014           2019
                                                  TRUST          TRUST          TRUST          TRUST
                                                ----------     ----------     ----------     ----------
Per Unit Operating Performance:
Net asset value, Beginning
of period                                       $  0.62196     $  0.53919     $  0.49773     $  0.35817
                                                -------------------------------------------------------
Operating profit                                   0.04257        0.03604        0.03197        0.03486
Expense                                           (0.00026)      (0.00055)      (0.00024)      (0.00039)
                                                -------------------------------------------------------
Net investment income                              0.04231        0.03549        0.03173        0.03447
Realized and unrealized gain
(loss) on investments                              0.05816        0.08107        0.06834        0.04093
                                                -------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations                   0.10047        0.11656        0.10007        0.07540
                                                -------------------------------------------------------
Net capital share transactions                     0.01086       (0.00313)       0.00678       (0.00249)
                                                -------------------------------------------------------
Net asset value, end of period                     0.73329        0.65262        0.60458        0.43108
                                                =======================================================
Total Return                                         15.12%         19.96%         18.40%         18.71%

Ratio to average net assets:
  Expense                                            -0.04%         -0.09%         -0.04%         -0.10%
  Net investment income                               6.37%          6.08%          5.83%          8.55%

              DEFINED
            ASSET FUNDS-REGISTERED TRADEMARK-

HAVE QUESTIONS ?                         THE MERRILL LYNCH FUND OF STRIPPED
Request the most recent free             ("ZERO") U.S. TREASURY SECURITIES,
Information Supplement                   SERIES C-H AND J-L
that gives more details about            (A Unit Investment Trust)
the Fund, by calling:                    ---------------------------------------
Bank of New York                         This Prospectus does not contain
1-800-221-7771                           complete information about the
                                         investment company filed with the
                                         Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file numbers:
                                         33-02813, 33-13386, 33-21320, 33-28038,
                                         33-34403, 33-39606, 33-49519, 33-53085
                                         and 333-76661);
                                         - Investment Company Act of 1940 (file
                                         no. 811-3965).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         This Prospectus may be used as a
                                         preliminary prospectus for a future
                                         series, but some of the information in
                                         this Prospectus will be changed for
                                         that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                     14850--5/05